[LOGO]
                                                [PHOTO]

      Annual Report August 31, 1999

                                   EATON VANCE

[PHOTO]                              GROWTH

                                      FUND

                     Global Management-Global Distribution

[PHOTO]

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999
LETTER TO SHAREHOLDERS

[PHOTO]
James B. Hawkes
President

Eaton Vance Growth Fund, Class A shares, had a total return of 21.14% during the year ended August 31, 1999. That return was the result of a decrease in net asset value per share (NAV) from $10.32 on August 31, 1998 to $9.95 on August 31, 1999, and the reinvestment of $0.039 per share in income dividends and $2.492 per share in capital gains distributions.(1)

Class B shares had a total return of 20.28% for the same period, the result of an increase in NAV from $16.49 to $17.33, and the reinvestment of $2.492 per share in capital gains distributions.(1)

Class C shares had a total return of 20.16% for the same period, the result of an increase in NAV from $14.84 to $15.33, and the reinvestment of $2.492 per share in capital gains distributions.(1)

While there were some dramatic movements in the stock market in the last year, the Dow Jones Industrial Average has remained in a narrow trading range since May, neither gaining nor losing much ground. The Federal Reserve Board has twice raised the benchmark Federal Funds rate in that time period, a total of 0.50% to 5.25%, in an effort to prevent a resurgence of inflation. Economic data released at the end of August showed no evidence of an economic slowdown, as manufacturing activity accelerated and consumer confidence remained high. However, employment figures made available in early September showed that jobs and wages slowed significantly in August. A slowing economy would mitigate inflationary pressures and reduce the risk of another interest rate hike in the immediate future.

As we look ahead, we can certainly anticipate continued volatility in the stock market. By historical standards, the valuations of many stocks and certain market sectors are quite extended.

On the following pages, portfolio manager Tom Faust discusses the past 12 months and offers his outlook for the year ahead.

                                       Sincerely,

                                       /s/ James B. Hawkes

                                       James B. Hawkes
                                       President
                                       October 12, 1999

--------------------------------------------------------------------------------

Performance(2)                       Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             21.14%   20.28%   20.16%
Five Years                           16.94     N.A.     N.A.
Ten Years                            11.66     N.A.     N.A.
Life of Fund+                        10.45    16.43    15.78
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                             14.17%   15.28%   19.16%
Five Years                           15.55     N.A.     N.A.
Ten Years                            11.00     N.A.     N.A.
Life of Fund+                        10.31    16.21    15.78

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

Ten Largest Equity Holdings(3)
---------------------------------------------
Sepracor, Inc.                         3.9%
Safeway, Inc.                          3.4
Associates First Capital Corp.         3.0
Medtronic, Inc.                        3.0
American International Group, Inc.     3.0
Millipore Corp.                        2.9
Pfizer, Inc.                           2.9
GTE Corp.                              2.8
Reynolds &Reynolds, Inc. Class A       2.8
Valassis Communications, Inc.          2.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (3) Ten largest equity holdings accounted for 30.4% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999
MANAGEMENT DISCUSSION

AN INTERVIEW WITH THOMAS E. FAUST JR., VICE PRESIDENT AND PORTFOLIO MANAGER OF GROWTH PORTFOLIO

[PHOTO]
Thomas E. Faust Jr.
Portfolio Manager

Q: Tom, how would you characterize the market environment in the last twelve months?

A: The strength in the market over the past year has really been dominated by technology stocks, which now constitute approximately 25% of the S&P 500*. At the start of our 12-month period on August 31, 1998, the stock market experienced a minor setback, in which one of the groups most affected was technology. This set the stage for a strong comeback for technology stocks over the past year. This group includes semiconductors and semiconductor equipment, computer hardware and software, data networking, telecommunications and Internet companies. It's a pretty wide-ranging area.

   Stock market performance in the past year was also dominated by the largest-capitalization growth companies, which overlap the technology area to a great degree. Four of the five largest-cap stocks today are tech stocks. This favored sector of the market often performed as if valuation and earnings didn't matter.

   So, the market has really seen a divergence between these large-cap, leading stocks that dominate the S&P 500 and everything else. We believe that the technology sector is at significant risk in a market correction, but that the broader market is much more reasonably valued and is, therefore, less risky.

Q: Did your management strategy change as a result of this view?

A: Although price/earnings ratios didn't seem to have a major impact on many other investors, that is not the approach we take. We believe that throwing fundamental investment guidelines like valuation to the wind is not a prudent course for our shareholders. Our philosophy is to invest in quality growth companies, but to remain sensitive to valuation and risk. As a result, we have not been involved in some of the market-leading stocks such as Microsoft or Cisco. While these are great companies, some of them are trading at all-time-high multiples, and our investment discipline has kept us out of those names based on valuation sensitivity. We believe that risk/reward is far more attractive in the broader market.

Q: How did this affect the performance of the Portfolio?

A: While the Portfolio's performance was well below that of the S&P 500, it should be placed in context of this market division. It's helpful to bear in mind that the S&P 500 is heavily weighted by the large-cap tech stocks that the Portfolio has generally avoided. Our returns were a reflection of the broader market.

*The S&P 500 Composite Index is an unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in the Index.

Five Largest Sector Positions+
-------------------------------------------------
By total net assets

Drugs                               13.8%
Financial - Miscellaneous            6.9%
Insurance                            6.6%
Retail Food & Drug                   5.5%
Specialty Chemicals & Materials      4.8%

+ Portfolio holdings subject to change due to active management.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999
MANAGEMENT DISCUSSION

Q: How did the holdings in the finance and healthcare sectors fare this year?

A: We do have substantial weightings in these areas, but generally speaking we have selected these stocks based on their individual merits, not as part of a larger sector play. We believe that risk/reward levels are attractive in some of these names. For example, Sepracor, the Portfolio's largest holding, was a strong performer for us, especially through January. Since then, the stock price has bounced around a bit, but we are still very positive on the stock and believe that it will be a big winner for us, especially if the product news over the next year is positive, as we expect.

Q: Would you tell us a little more about some of the Portfolio's other large holdings?

A: Safeway is one of the biggest grocery stores in the country. It's among the best-managed retail names, benefiting from consolidations and acquisitions in the past year. As part of an overall retail downswing, the stock has traded off of late, but we believe this is a quality growth company with solid long-term growth prospects.

   Associates First Capital has been one of our favorite stocks. It's a high-quality, diversified financial lending and credit company. Medtronic is a medical device manufacturer with a dominant industry position, primarily in the cardiovascular area, and good long-term growth prospects. American International Group is one of the most powerful financial and insurance organizations in the world. The company is very well-positioned to benefit from the cyclicality in the financial services business.

Q: Will you be reconsidering your stance on some of the tech stocks that have led the market over the past twelve months?

A: Well, it certainly is tempting to participate in some of the more dominant names. But it's important to understand that this is a very volatile sector. There are very high highs, and very low lows. We have avoided the stocks that we feel are overvalued; in many cases, it's hard to rationalize investing in areas such as, for example, the personal computer market, where there is tremendous pricing pressure. Personal computers are now moving into the sub-$500 category and, in several cases, are now being given away as part of Internet service provider promotions. As a prudent investor, we have to ask ourselves, Where are the earnings going to come from? Market-leading companies like Intel and Cisco are being forced to explore terrain away from their original product lines in order to keep up with the rapidly changing technology landscape.

Q: What can we expect in the stock market in the near future?

A: In April, the trends in market leadership shifted dramatically from growth to value and from large-cap to small-cap. However, this leadership change has not been sustained. The Federal Reserve has raised interest rates twice since late June, giving rise to concerns that the U.S. economy may start to slow down. This has sent market leadership back to the less economically-sensitive growth stocks.

   The market is likely to have trouble sustaining the kind of phenomenal performance it has seen in the past several years. Even though corporate earnings growth prospects are generally good, price-to-earnings ratios have gotten so high in the favored market sectors that wethink there is a significant risk for a correction in valuation there.

   Where does this leave Growth Fund? Because we took less risk, we have been less volatile and tended to do better on the market's down days. We are encouraged that we are reasonably defensively positioned. The stocks that we consider wildly overvalued are not stocks that we own.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999
PERFORMANCE


Comparison of Change in Value of a $10,000 Investment in Eaton Vance Growth Fund, Class A vs. the Standard & Poor's 500 Index*

August 31, 1989 - August 31, 1999

                                           August, 1999
S&P 500 Index                              $48,426
Eaton Vance Growth Fund Class A            $30,125
Fund, including maximum sales charge       $28,400

Performance**                        Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                             21.14%   20.28%   20.16%
Five Years                           16.94     N.A.     N.A.
Ten Years                            11.66     N.A.     N.A.
Life of Fund+                        10.45    16.43    15.78
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                             14.17%   15.28%   19.16%
Five Years                           15.55     N.A.     N.A.
Ten Years                            11.00     N.A.     N.A.
Life of Fund+                        10.31    16.21    15.78

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

* Source: TowersData Systems, Bethesda, MD. Investment operations commenced 8/1/52. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 9/30/94 at net asset value would have grown to $21,510 on August 31, 1999, $21,310 including applicable CDSC. An investment in the Fund's Class C shares on 11/30/94 at net asset value would have grown to $20,452 on August 31, 1999. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999
Assets
-------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $141,081,915)        $193,824,003
Receivable for Fund shares sold                 54,553
Prepaid Trustees fees                              281
Deferred organization expenses                   1,570
-------------------------------------------------------
TOTAL ASSETS                              $193,880,407
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $    228,409
Other accrued expenses                         102,593
-------------------------------------------------------
TOTAL LIABILITIES                         $    331,002
-------------------------------------------------------
NET ASSETS                                $193,549,405
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $134,667,041
Accumulated undistributed net realized
   gain from Portfolio (computed
   on the basis of identified cost)          6,140,276
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         52,742,088
-------------------------------------------------------
TOTAL                                     $193,549,405
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $171,752,472
SHARES OUTSTANDING                          17,253,080
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       9.95
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $9.95)        $      10.56
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 18,552,704
SHARES OUTSTANDING                           1,070,630
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      17.33
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  3,244,229
SHARES OUTSTANDING                             211,686
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      15.33
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $90,897)        $ 1,975,608
Interest allocated from Portfolio             304,934
Expenses allocated from Portfolio          (1,465,411)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   815,131
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $     5,171
Distribution and service fees
   Class A                                    211,227
   Class B                                    184,652
   Class C                                     34,275
Transfer and dividend disbursing agent
   fees                                       254,279
Registration fees                              34,376
Printing and postage                           33,467
Custodian fee                                  24,711
Legal and accounting services                  20,419
Amortization of organization expenses          16,243
Miscellaneous                                  10,270
------------------------------------------------------
TOTAL EXPENSES                            $   829,090
------------------------------------------------------

NET INVESTMENT LOSS                       $   (13,959)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 6,475,017
------------------------------------------------------
NET REALIZED GAIN                         $ 6,475,017
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $31,511,267
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $31,511,267
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $37,986,284
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $37,972,325
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)             $    (13,959)      $    582,497
   Net realized gain                           6,475,017         43,962,944
   Net change in unrealized
      appreciation (depreciation)             31,511,267        (41,647,493)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 37,972,325       $  2,897,948
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $   (607,094)      $         --
   From net realized gain
      Class A                                (38,002,001)        (3,085,610)
      Class B                                 (2,497,085)          (167,942)
      Class C                                   (491,324)           (26,850)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(41,597,504)      $ (3,280,402)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                               $  7,883,912       $  6,049,463
      Class B                                  4,533,979          9,422,514
      Class C                                  1,803,734          2,197,911
   Issued in reorganization of EV
      Marathon and Classic Growth Funds
      Class B                                         --         12,137,415
      Class C                                         --          2,174,313
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 32,903,156          2,640,643
      Class B                                  2,234,763            149,425
      Class C                                    489,674             26,724
   Cost of shares redeemed
      Class A                                (23,960,578)       (15,100,652)
      Class B                                 (6,559,676)        (3,647,837)
      Class C                                 (1,432,477)        (2,065,475)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                       $ 17,896,487       $ 13,984,444
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 14,271,308       $ 13,601,990
-----------------------------------------------------------------------------

                                          YEAR ENDED         YEAR ENDED
Net Assets                                AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------------------
At beginning of year                        $179,278,097       $165,676,107
-----------------------------------------------------------------------------
AT END OF YEAR                              $193,549,405       $179,278,097
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF YEAR                              $         --       $    579,044
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED AUGUST 31,
                           -------------------------------------------------------------------------------------------------------
                                        1999                              1998                   1997        1996         1995
                           -------------------------------   -------------------------------   ---------   ---------   -----------
                           CLASS A     CLASS B    CLASS C    CLASS A     CLASS B    CLASS C    CLASS A     CLASS A      CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of year       $ 10.320    $16.490    $14.840    $ 10.360    $16.560    $14.940    $  9.240    $  8.330      $  7.960
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income
   (loss)                  $  0.008    $(0.135)   $(0.109)   $  0.044    $(0.079)   $(0.079)   $  0.020    $  0.043      $  0.024
Net realized and
   unrealized gain            2.153      3.467      3.091       0.111      0.204      0.174       2.845       1.202         1.086
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   OPERATIONS              $  2.161    $ 3.332    $ 2.982    $  0.155    $ 0.125    $ 0.095    $  2.865    $  1.245      $  1.110
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment
   income                  $ (0.039)   $    --    $    --    $     --    $    --    $    --    $ (0.019)   $ (0.035)     $ (0.032)
In excess of net
   investment income             --         --         --          --         --         --      (0.018)         --        (0.018)
From net realized gain       (2.492)    (2.492)    (2.492)     (0.195)    (0.195)    (0.195)     (0.890)     (0.300)       (0.083)
In excess of net realized
   gain                          --         --         --          --         --         --      (0.762)         --        (0.607)
From paid-in capital             --         --         --          --         --         --      (0.056)         --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS        $ (2.531)   $(2.492)   $(2.492)   $ (0.195)   $(0.195)   $(0.195)   $ (1.745)   $ (0.335)     $ (0.740)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   YEAR                    $  9.950    $17.330    $15.330    $ 10.320    $16.490    $14.840    $ 10.360    $  9.240      $  8.330
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)               21.14%     20.28%     20.16%       1.45%      0.72%      0.60%      33.01%      15.38%        15.95%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)         $171,752    $18,553    $ 3,244    $159,602    $17,359    $ 2,316    $165,676    $138,252      $130,966
Ratios (As a percentage
   of average daily net
   assets):
   Expenses(2)                 1.03%      1.85%      1.91%       1.08%      1.93%      1.94%       1.01%       0.98%         0.98%
   Net investment income
      (loss)                   0.09%     (0.74)%    (0.80)%      0.37%     (0.48)%    (0.51)%      0.19%       0.48%         0.42%
Portfolio Turnover of the
   Portfolio                     34%        34%        34%         55%        55%        55%         28%         62%           84%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the "Fund") is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the "Portfolio"), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.999% at August 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED        YEAR ENDED
CLASS A                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           732,661          515,707
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                       3,332,403          249,827
Redemptions                                  (2,270,205)      (1,304,816)
---------------------------------------------------------------------------
NET INCREASE (DECREASE)                       1,794,859         (539,282)
---------------------------------------------------------------------------


                                          YEAR ENDED        YEAR ENDED
CLASS B                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           250,516          509,835
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                         129,548            8,806
Redemptions                                    (362,262)        (198,569)
Issued to EV Marathon Growth Fund
 shareholders                                        --          732,756
---------------------------------------------------------------------------
NET INCREASE                                     17,802        1,052,828
---------------------------------------------------------------------------

                                          YEAR ENDED        YEAR ENDED
CLASS C                                   AUGUST 31, 1999   AUGUST 31, 1998
---------------------------------------------------------------------------
Sales                                           112,275          134,753
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                          32,068            1,750
Redemptions                                     (88,754)        (125,975)
Issued to EV Classic Growth Fund
 shareholders                                        --          145,569
---------------------------------------------------------------------------
NET INCREASE                                     55,589          156,097
---------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,270 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan, collectively the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $146,815 and $25,706 for Class B and Class C shares, respectively, to EVD for the year ended August 31, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At
   August 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $278,000 and $376,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 1999 amounted to $211,227, $37,837, and $8,569 for Class A, Class B, and Class C shares, respectively. Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $50,000 and $2,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended August 31, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $15,501,714 and $40,737,098, respectively, for the year ended August 31, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On September 1, 1997, EV Traditional Growth Fund acquired the net assets of EV Marathon Growth Fund and EV Classic Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 732,756 and 145,569 Class B and Class C shares, respectively, with an aggregate value of $12,137,415 and $2,174,313, including unrealized appreciation of $2,779,440 and $434,357, and a net asset value per share of $16.56 and $14.94, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of Eaton Vance Growth Fund (formerly "EV Traditional Growth") were $179,987,835 with a net asset value of $10.36, $16.56 and $14.94 for Class A, Class B and Class C, respectively.

  Tax Information (Unaudited)
-------------------------------------------
   Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $38,387,146 as capital gain dividends for the fiscal year ended August 31, 1999.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE GROWTH FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth Fund (the "Fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 1, 1999

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 2.7%
-------------------------------------------------------------------------
General Motors Corp., Class H(1)              100,000       $  5,150,000
Is the telecommunications and space
subsidiary of automaker General Motors.
-------------------------------------------------------------------------
                                                            $  5,150,000
-------------------------------------------------------------------------
Auto and Parts -- 1.5%
-------------------------------------------------------------------------
Magna International, Inc., Class A             60,000       $  2,981,250
Based in Canada, Magna International is
a diversified supplier of advanced
automotive systems.
-------------------------------------------------------------------------
                                                            $  2,981,250
-------------------------------------------------------------------------
Banks - International -- 0.4%
-------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones         30,000       $    787,500
This specialized multinational bank,
based in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member
countries in Latin America and the
Caribbean.
-------------------------------------------------------------------------
                                                            $    787,500
-------------------------------------------------------------------------
Banks - Regional -- 2.5%
-------------------------------------------------------------------------
Wells Fargo & Co.                             120,000       $  4,777,500
One of the nation's leading bank holding
companies.
-------------------------------------------------------------------------
                                                            $  4,777,500
-------------------------------------------------------------------------
Beverages -- 4.4%
-------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      60,000       $  4,620,000
Produces and distributes beer under
brand names such as Budweiser, Michelob,
and Busch.
PepsiCo, Inc.                                 115,000          3,924,375
One of the world's two leading soft
drink makers.
-------------------------------------------------------------------------
                                                            $  8,544,375
-------------------------------------------------------------------------
Broadcasting and Cable -- 3.6%
-------------------------------------------------------------------------
MediaOne Group, Inc.(1)                        50,000       $  3,287,500
Engaged in cable and telecommunications
network operations, wireless
communications, and multimedia content
and service operations.
Young Broadcasting Corp.(1)                    60,900       $  3,665,419
Owns and operates television stations in
geographically diverse markets and is a
national television sales representative
firm.
-------------------------------------------------------------------------
                                                            $  6,952,919
-------------------------------------------------------------------------
                                          SHARES            VALUE
-------------------------------------------------------------------------
Chemicals -- 1.2%
-------------------------------------------------------------------------
Praxair, Inc.                                  50,000       $  2,350,000
The largest producer of industrial gases
in North and South America.
-------------------------------------------------------------------------
                                                            $  2,350,000
-------------------------------------------------------------------------
Communications Services -- 4.8%
-------------------------------------------------------------------------
Ameritech Corp.                                60,000       $  3,787,500
Provides a variety of communications
services, including local and long
distance telephone, cellular, paging,
Internet access, security monitoring,
and cable TV.
GTE Corp.                                      80,000          5,490,000
Telecommunications company that provides
local telephone and wireless services in
29 states and long distance service and
Internet access in all 50 states.
-------------------------------------------------------------------------
                                                            $  9,277,500
-------------------------------------------------------------------------
Drugs -- 13.8%
-------------------------------------------------------------------------
American Home Products Corp.                  100,000       $  4,150,000
Discovers, develops, manufactures,
distributes, and sells pharmaceuticals,
consumer health care products, and
agricultural products.
Elan Corp., PLC ADR(1)                        150,000          4,809,375
Develops drug delivery systems designed
to improve and control the absorption
and utilization of pharmaceutical
compounds.
Pfizer, Inc.                                  150,000          5,662,500
A large international pharmaceutical
manufacturer with important positions in
hospital products and animal health.
Sepracor, Inc.(1)                             100,000          7,487,499
Develops and markets drugs designed to
be safer, purer, and more effective
versions of existing pharmaceuticals.
Warner-Lambert Co.                             70,000          4,637,500
Manufactures and markets drugs, health
care products, and confectionery.
-------------------------------------------------------------------------
                                                            $ 26,746,874
-------------------------------------------------------------------------
Electronics - Semiconductors -- 2.5%
-------------------------------------------------------------------------
Intel Corp.                                    60,000       $  4,931,250
A manufacturer of semiconductors and
other microcomputer components which
comprise the heart of the personal
computer.
-------------------------------------------------------------------------
                                                            $  4,931,250
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Financial - Miscellaneous -- 6.9%
-------------------------------------------------------------------------
Associates First Capital Corp.                170,000       $  5,833,125
Provides finance, leasing, and related
services to individual consumers and
businesses in the United States and
internationally.
Federal National Mortgage Association          35,000          2,174,375
U.S. Government sponsored mortgage
lender and provider of secondary
mortgage market.
MBNA Corp.                                     40,625          1,002,930
Dominant issuer of MasterCard/Visa
credit cards to affinity groups.
MGIC Investment Corp.                         100,000          4,343,750
The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
-------------------------------------------------------------------------
                                                            $ 13,354,180
-------------------------------------------------------------------------
Foods -- 2.2%
-------------------------------------------------------------------------
Tyson Foods, Inc.                             264,600       $  4,250,138
The nation's top poultry processor,
Tyson Foods operates food production and
distribution facilities in 22 states and
18 countries.
-------------------------------------------------------------------------
                                                            $  4,250,138
-------------------------------------------------------------------------
Health Services -- 1.0%
-------------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                    250,000       $  2,000,000
Acquires and manages general acute care
and psychiatric hospitals in rural
areas.
-------------------------------------------------------------------------
                                                            $  2,000,000
-------------------------------------------------------------------------
Household Products -- 2.2%
-------------------------------------------------------------------------
Unilever ADR                                   60,714       $  4,181,677
Manufactures branded and packaged
consumer goods including food,
detergents and personal care products.
-------------------------------------------------------------------------
                                                            $  4,181,677
-------------------------------------------------------------------------
Information Services -- 4.4%
-------------------------------------------------------------------------
Automatic Data Processing, Inc.                80,000       $  3,145,000
The leading independent computing and
payroll processing services firm in the
U.S.
Reynolds & Reynolds, Inc., Class A            250,000          5,468,750
Produces general business forms and
provides computer software and services.
-------------------------------------------------------------------------
                                                            $  8,613,750
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------
Insurance -- 6.6%
-------------------------------------------------------------------------
American International Group, Inc.             62,218       $  5,766,831
One of the world's leading insurance
companies, operating in 130 countries.
Berkshire Hathaway, Inc., Class B(1)            1,575          3,154,725
Holding company owning subsidiaries in a
variety of business sectors.
Mutual Risk Management Ltd.                   139,600          3,839,000
Provides risk management services to
clients seeking an alternative to
traditional commercial insurance,
particularly for workers' compensation.
-------------------------------------------------------------------------
                                                            $ 12,760,556
-------------------------------------------------------------------------
Investment Services -- 1.8%
-------------------------------------------------------------------------
Franklin Resources, Inc.                      100,000       $  3,593,750
Provides investment management and
related services to a family of equity
and fixed income mutual funds.
-------------------------------------------------------------------------
                                                            $  3,593,750
-------------------------------------------------------------------------
Medical Products -- 3.0%
-------------------------------------------------------------------------
Medtronic, Inc.                                74,321       $  5,815,618
A medical technology company which
provides therapeutic, diagnostic, and
monitoring products for cardiac rhythm
management, other cardiovascular, and
neurological markets.
-------------------------------------------------------------------------
                                                            $  5,815,618
-------------------------------------------------------------------------
Metals and Minerals -- 2.1%
-------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.          100,000       $  1,437,500
Operator of third largest copper mine in
the world with world's largest gold
reserves.
Steel Dynamics Corp.(1)                       150,000          2,700,000
Owns and operates a steel minimill that
produces thin-slab/flat-rolled steel.
-------------------------------------------------------------------------
                                                            $  4,137,500
-------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
-------------------------------------------------------------------------
Precision Drilling Corp.(1)                   200,000       $  4,550,000
Provides land drilling services and
integrated oilfield and industrial
contract services.
-------------------------------------------------------------------------
                                                            $  4,550,000
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.5%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                      140,000       $  4,760,000
Leading independent natural gas and
crude oil production company.
-------------------------------------------------------------------------
                                                            $  4,760,000
-------------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-------------------------------------------------------------------------
Longview Fibre Co.                            285,500       $  3,693,656
A forest products company that produces
lumber, paper, and containers.
-------------------------------------------------------------------------
                                                            $  3,693,656
-------------------------------------------------------------------------
Printing and Business Products -- 2.7%
-------------------------------------------------------------------------
Valassis Communications, Inc.(1)              120,000       $  5,250,000
A print media company in the field of
sales promotion, generating most of its
revenues by printing and publishing
cents-off coupons and other consumer
purchase incentives primarily for
package goods manufacturers.
-------------------------------------------------------------------------
                                                            $  5,250,000
-------------------------------------------------------------------------
Publishing -- 4.0%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A             100,000       $  4,231,250
Publishes the Arizona Republic, the
Arizona Business Gazette, the
Indianapolis Star, the Indianapolis
News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)              67,000          3,463,063
Supplies informational products and
services for businesses, education and
industry through a broad range of media.
-------------------------------------------------------------------------
                                                            $  7,694,313
-------------------------------------------------------------------------
Retail - Food and Drug -- 5.5%
-------------------------------------------------------------------------
CVS Corp.                                     100,000       $  4,168,750
The largest drugstore chain in the
Northeast.
Safeway, Inc.(1)                              140,000          6,518,750
The nation's second-largest food
retailer with over 1,350 stores located
in the western regions of the U.S. and
Canada.
-------------------------------------------------------------------------
                                                            $ 10,687,500
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------

Retail - Specialty and Apparel -- 7.1%
-------------------------------------------------------------------------
AutoNation, Inc.(1)                           280,000       $  3,622,500
Retails automobiles across the United
States.
Circuit City Stores, Inc.                     120,000          5,160,000
Specialty retailer of brandname consumer
electronics and major appliances.
Home Depot, Inc. (The)                         80,000          4,890,000
A chain of do-it-yourself warehouse
style stores.
-------------------------------------------------------------------------
                                                            $ 13,672,500
-------------------------------------------------------------------------
Specialty Chemicals and Materials -- 4.8%
-------------------------------------------------------------------------
Corning, Inc.                                  55,000       $  3,657,500
One of the world's leading producers of
fiber-optic cable, a product it invented
more than 20 years ago.
Millipore Corp.                               150,000          5,662,500
Products use membrane separations
technology to analyze and purify fluids
for a variety of high tech industries.
-------------------------------------------------------------------------
                                                            $  9,320,000
-------------------------------------------------------------------------
Total Common Stocks
   (identified cost $138,092,219)                           $190,834,306
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.5%

                                          PRINCIPAL
                                          AMOUNT
                                          (000 OMITTED)     VALUE
-------------------------------------------------------------------------
GE Capital Corp., 5.56%, 9/1/99           $     2,825       $  2,825,000
-------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $2,825,000)                              $  2,825,000
-------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $140,917,219)                           $193,659,306
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                      $    164,721
-------------------------------------------------------------------------
Net Assets -- 100%                                          $193,824,027
-------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments, at value (identified cost, $140,917,219)                             $ 193,659,306
Cash                                                                                        686
Dividends receivable                                                                    183,689
Tax reclaim receivable                                                                    1,500
Prepaid Trustees fees                                                                     1,008
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $ 193,846,189
-----------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------
Accrued expenses                                                                  $      22,162
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $      22,162
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $ 193,824,027
-----------------------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                           $ 141,081,940
Net unrealized appreciation (computed on the basis of identified cost)               52,742,087
-----------------------------------------------------------------------------------------------
TOTAL                                                                             $ 193,824,027
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $90,897)                               $  1,975,609
Interest                                       304,934
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  2,280,543
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,283,177
Trustees fees and expenses                      18,040
Custodian fee                                  118,278
Legal and accounting services                   37,012
Amortization of organization expenses            2,934
Miscellaneous                                    5,972
------------------------------------------------------
TOTAL EXPENSES                            $  1,465,413
------------------------------------------------------

NET INVESTMENT INCOME                     $    815,130
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,475,018
------------------------------------------------------
NET REALIZED GAIN                         $  6,475,018
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 31,511,271
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 31,511,271
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 37,986,289
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 38,801,419
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSET

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
in Net Assets                             AUGUST 31, 1999    AUGUST 31, 1998
-----------------------------------------------------------------------------
From operations --
   Net investment income                    $      815,130     $    1,492,195
   Net realized gain                             6,475,018         43,962,949
   Net change in unrealized appreciation
      (depreciation)                            31,511,271        (41,647,497)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $   38,801,419     $    3,807,647
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                            $   15,501,714     $   18,483,169
   Withdrawals                                 (40,737,098)       (21,817,570)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $  (25,235,384)    $   (3,334,401)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $   13,566,035     $      473,246
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                        $  180,257,992     $  179,784,746
-----------------------------------------------------------------------------
AT END OF YEAR                              $  193,824,027     $  180,257,992
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses                            0.71%       0.71%       0.72%       0.72%       0.73%
Net investment income               0.40%       0.73%       0.48%       0.73%       0.67%
Portfolio Turnover                    34%         55%         28%         62%         84%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $193,824    $180,258    $179,785    $146,732    $134,003
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 1999, the fee amounted to $1,283,177. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $67,777,037 and $81,742,250, respectively, for the year ended August 31, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 140,917,219
-------------------------------------------------------
Gross unrealized appreciation             $  64,861,930
Gross unrealized depreciation               (12,119,843)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  52,742,087
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 1999.

GROWTH PORTFOLIO AS OF AUGUST 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 1, 1999

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

EATON VANCE GROWTH FUND AS OF AUGUST 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GROWTH FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110



EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
4-2668-10/99                                                         GFSRC-10/99